Acquisitions of and investment in businesses - Great Elm Healthcare, LLC - Narratives (Details) - Great Elm Healthcare, LLC		9 Months Ended	12 Months Ended
	Jan. 03, 2023 USD ($) shares state $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)
Acquisition of businesses and purchase accounting
Number of states in which acquiree operates in same industry as company | state	7
Purchase price	$ 73,569,000
Cash consideration	$ 72,689,000
Consideration in shares (Shares) | shares	431,996
Issue price per share | $ / shares	$ 4.77
Equity issued at closing	$ 2,060,000
Cash acquired	820,000
Cash received from working capital adjustment	$ 360,000
Professional fees in conjunction with the acquisition			$ 1,238,000
Revenue of acquiree since acquisition date		$ 50,800,000	67,500,000
Profit (loss) of acquiree since acquisition date		$ 2,100,000	$ 2,300,000